UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                    FORM 24F-2
                                         Annual Notice of Securities Sold
                                              Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form. Please print or type.


1.       Name and address of issuer:

                    WM Strategic Asset Management Portfolios
                          c/o PFPC Global Fund Services
                               101 Federal Street
                                Boston MA, 02110


          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X


3.       Investment Company Act File Number:

                                                     811-07577


         Securities Act File Number:

                                                     333-01999

4(a). Last day of fiscal year for which this Form is filed:

                                                          October 31, 2000


4(b). __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  __ Check box if this is the
          last  time the  issuer  will be filing  this  Form.
5.  Calculation  of registration fee:

          (i) Aggregate sale price of securities sold during thefiscal year pursuant to section 24(f): $ 1,378,408,938

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:         $     490,926,283
                                                               ----------------

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                  $           -0-
                                                               ----------------

         (iv)     Total available redemption credits (add Items
                  5(ii) and 5(iii):                           $     490,926,283
                                                               ----------------

         (v) Net sales - if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:       $     887,482,655
                                                               ---------------

         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:       $       -0-
                                                                --------------

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                                  x.000250

         (viii) Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):       $      221,870.66
                                                                ---------------


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7.  Interest due - if this Form is being filed more than 90 days after the end of the  issuer's  fiscal  year  (see  instruction  D):  +$ N/A
          ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 221,870.66

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                                 January 12, 2001

                  Method of Delivery:

                           _X_      Wire Transfer
                           __       Mail or other means

                                                    SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*  _____________________________________________________
                              /S/Monte D. Calvin, Chief Financial Officer


Date     January 12, 2001
*Please print the name and title of the signing officer below the signature.